5. New standards and interpretations	12 Months Ended
Dec. 31, 2020
New Standards And Interpretations Abstract
New standards and interpretations
5.	New standards and interpretations
5.1.	New International Financial Reporting Standards not yet adopted
Standard	Description	Effective on
Interest Rate Benchmark Reform (Phase 2) – Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16.	The amendments relates to the interest rate benchmark reform and transition to IBOR recommended by the Financial Stability Board (FSB), which establishes new requirements relating to the basis for determining the contractual cash flows of financial assets and liabilities measured at amortized cost under the scope of IFRS 9; lease liabilities; hedge accounting; and disclosures.	January 1, 2021, retrospective application (with certain exceptions).
Annual Improvements to IFRS Standards 2018–2020.	The amendments change requirements related to: (i) simplifying the application of IFRS 1 by a subsidiary that becomes a first-time adopter of IFRS after its parent company has already adopted IFRS; (ii) clarifying the fees a company includes in assessing the terms of a new or modified financial liability in order to determine whether to derecognize a financial liability (IFRS 9); and (iii) aligning the fair value measurement requirements in IAS 41 with those in other IFRS Standards. Additionally, the amendments change an illustrative example accompanying IFRS 16 regarding lease incentives.	January 1, 2022, prospective application.
Reference to the Conceptual Framework - Amendments to IFRS 3	The amendments (i) update a certain reference in IFRS 3 to the most recent conceptual framework and (ii) include additional requirements related to obligations under the scope of IAS 37 - Provisions, Contingent Liabilities and Contingent Assets and IFRIC 21 - Levies. In addition, the amendments provide that the buyer should not recognize contingent assets acquired in a business combination.	January 1, 2022, prospective application.
Onerous Contracts - Cost of Fulfilling a Contract - Amendments to IAS 37	The amendments specify which costs an entity includes in determining the cost of fulfilling a contract in assessing whether the contract is onerous.	January 1, 2022.
Property, Plant and Equipment: Proceeds before Intended Use - Amendments to IAS 16	The amendments prohibit a company from deducting plant and equipment amounts received from selling items produced while the company is preparing the asset for its intended use from the cost of property. Instead, a company will recognize such sales proceeds and related cost in profit or loss.	January 1, 2022, retrospective application (with certain exceptions).
Classification of Liabilities as Current or Non-current - Amendments to IAS 1	The amendments establish requirements for the classification of a liability as current or non-current.	January 1, 2023, retrospective application.
IFRS 17 – Insurance Contracts (and Amendments)	IFRS 4 – Insurance Contracts will be superseded by IFRS 17, which stablishes the requirements to be applied in the recognition and disclosure of insurance and reinsurance contracts.	January 1, 2023, retrospective application, with certain exceptions.

Petrobras and its subsidiaries have debts indexed to Libor, corresponding to 32% of total finance debt.

In order to prepare for the transition to alternative reference rates, the Company is monitoring the new regulations, aiming at adapting its financial instruments to the new benchmark.

The Company is currently assessing potential impacts arising from the initial application of amendments and new standards listed above, effective as of January 1, 2022, on its consolidated financial statements.